SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets:
Cash and cash equivalents	¥ 984,611,409	$ 134,891,210	¥ 1,195,351,730	¥ 602,270,607
Prepaid expenses and other current assets, net	34,078,494	4,668,735	48,767,987
TOTAL ASSETS	11,819,289,603	1,619,236,036	11,650,024,640
Liabilities:
Accrued expenses and other current liabilities	929,490,436	127,339,668	575,727,263
Dividend payable	0	0	59,226,084
TOTAL LIABILITIES	4,866,134,961	666,657,756	5,802,900,353
Equity:
Common shares	206,793	28,331	206,793
Treasury stock	(509,643,763)	(69,820,909)	(111,520,291)
Additional paid-in capital	3,207,028,391	439,361,088	3,196,942,284
Retained earnings	4,174,511,191	571,905,688	2,692,018,850
Accumulated other comprehensive income	81,052,030	11,104,082	69,476,651
TOTAL EQUITY	6,953,154,642	952,578,280	5,847,124,287
TOTAL LIABILITIES AND EQUITY	11,819,289,603	1,619,236,036	11,650,024,640
Parent Company | Reportable legal entity
Assets:
Cash and cash equivalents	1,359,623	186,268	1,202,355
Prepaid expenses and other current assets, net	390,721	53,528	410,826
Amount due from subsidiaries and VIEs	910,228,376	124,700,776	1,047,722,447
Investments in subsidiaries and VIEs	6,286,783,144	861,285,759	4,857,619,732
TOTAL ASSETS	7,198,761,864	986,226,331	5,906,955,360
Liabilities:
Accrued expenses and other current liabilities	245,607,222	33,648,051	604,989
Dividend payable	0	0	59,226,084
TOTAL LIABILITIES	245,607,222	33,648,051	59,831,073
Equity:
Common shares	206,793	28,331	206,793
Treasury stock	(509,643,763)	(69,820,909)	(111,520,291)
Additional paid-in capital	3,207,028,391	439,361,088	3,196,942,284
Retained earnings	4,174,511,191	571,905,688	2,692,018,850
Accumulated other comprehensive income	81,052,030	11,104,082	69,476,651
TOTAL EQUITY	6,953,154,642	952,578,280	5,847,124,287
TOTAL LIABILITIES AND EQUITY	¥ 7,198,761,864	$ 986,226,331	¥ 5,906,955,360